CG Variable Annuity Separate Account II

CG Variable Annuity Separate Account II

Statements of assets and liabilities

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
Alger Capital Appreciation Portfolio - Class I-2	$2,971,321	$2,971,321	$2,971,321
Alger Large Cap Growth Portfolio - Class I-2	6,409,057	6,409,057	6,409,057
Alger Mid Cap Growth Portfolio - Class I-2	5,318,127	5,318,127	5,318,127
Alger Small Cap Growth Portfolio - Class I-2	2,689,738	2,689,738	2,689,738
Fidelity® VIP Asset Manager Portfolio - Initial Class	334,670	334,670	334,670
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,328,680	2,328,680	2,328,680
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,302,098	5,302,098	5,302,098
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,017,889	1,017,889	1,017,889
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,920,035	1,920,035	1,920,035
Fidelity® VIP High Income Portfolio - Initial Class	788,899	788,899	788,899
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,532,422	1,532,422	1,532,422
Fidelity® VIP Overseas Portfolio - Initial Class	1,752,599	1,752,599	1,752,599
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1,012,309	1,012,309	1,012,309
MFS® VIT Growth Series - Initial Class	1,957,670	1,957,670	1,957,670
MFS® VIT Investors Trust Series - Initial Class	1,428,841	1,428,841	1,428,841
MFS® VIT Research Series - Initial Class	1,091,724	1,091,724	1,091,724
MFS® VIT Total Return Series - Initial Class	3,762,191	3,762,191	3,762,191
MFS® VIT Utilities Series - Initial Class	2,544,215	2,544,215	2,544,215
MFS® VIT II Income Portfolio - Initial Class	219,546	219,546	219,546
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	546,569	546,569	546,569
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	543,335	543,335	543,335
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	2,997,021	2,997,021	2,997,021

See accompanying notes.

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CG Variable Annuity Separate Account II

Statements of operations

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Alger Capital Appreciation Portfolio - Class I-2	$—	$(37,116)	$(37,116)	$281,866
Alger Large Cap Growth Portfolio - Class I-2	9,170	(68,100)	(58,930)	170,732
Alger Mid Cap Growth Portfolio - Class I-2	—	(53,634)	(53,634)	72,244
Alger Small Cap Growth Portfolio - Class I-2	22,476	(28,692)	(6,216)	79,611
Fidelity® VIP Asset Manager Portfolio - Initial Class	4,874	(5,387)	(513)	5,082
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,566	(30,738)	(25,172)	197,999
Fidelity® VIP Equity-Income Portfolio - Initial Class	86,215	(63,971)	22,244	(3,053)
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,456	(14,027)	(10,571)	—
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	183	(19,532)	(19,349)	18,398
Fidelity® VIP High Income Portfolio - Initial Class	37,504	(10,275)	27,229	(9,542)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	32,531	(19,744)	12,787	8,180
Fidelity® VIP Overseas Portfolio - Initial Class	6,818	(21,152)	(14,334)	28,036
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	4,720	(17,678)	(12,958)	—
MFS® VIT Growth Series - Initial Class	—	(23,792)	(23,792)	80,376
MFS® VIT Investors Trust Series - Initial Class	7,975	(17,505)	(9,530)	11,726
MFS® VIT Research Series - Initial Class	7,385	(14,332)	(6,947)	29,908
MFS® VIT Total Return Series - Initial Class	79,065	(48,012)	31,053	57,098
MFS® VIT Utilities Series - Initial Class	57,707	(32,336)	25,371	86,664
MFS® VIT II Income Portfolio - Initial Class	7,506	(2,606)	4,900	54
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(6,049)	(6,049)	15,720
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	12,445	(7,189)	5,256	(2,281)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	15,901	(35,967)	(20,066)	5,640

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$379,302	$661,168	$308,915	$932,967
Alger Large Cap Growth Portfolio - Class I-2	819,837	990,569	1,671,396	2,603,035
Alger Mid Cap Growth Portfolio - Class I-2	574,776	647,020	1,459,847	2,053,233
Alger Small Cap Growth Portfolio - Class I-2	150,791	230,402	867,968	1,092,154
Fidelity® VIP Asset Manager Portfolio - Initial Class	5,132	10,214	27,750	37,451
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,546	210,545	370,193	555,566
Fidelity® VIP Equity-Income Portfolio - Initial Class	216,169	213,116	12,278	247,638
Fidelity® VIP Government Money Market Portfolio - Initial Class	—	—	—	(10,571)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	78,268	96,666	675,802	753,119
Fidelity® VIP High Income Portfolio - Initial Class	—	(9,542)	(9,507)	8,180
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	516	8,696	90,185	111,668
Fidelity® VIP Overseas Portfolio - Initial Class	7,156	35,192	194,530	215,388
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	—	—	—	(12,958)
MFS® VIT Growth Series - Initial Class	109,864	190,240	289,457	455,905
MFS® VIT Investors Trust Series - Initial Class	38,149	49,875	113,771	154,116
MFS® VIT Research Series - Initial Class	40,712	70,620	77,868	141,541
MFS® VIT Total Return Series - Initial Class	91,622	148,720	87,736	267,509
MFS® VIT Utilities Series - Initial Class	60,174	146,838	(69,719)	102,490
MFS® VIT II Income Portfolio - Initial Class	—	54	10,584	15,538
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	22,336	38,056	122,028	154,035
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(2,281)	7,903	10,878
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	109,227	114,867	355,944	450,745

CG Variable Annuity Separate Account II

Statements of changes in net assets

Years Ended December 31, 2019 and 2020

	Alger Capital Appreciation Portfolio - Class I-2 Subaccount	Alger Large Cap Growth Portfolio - Class I-2 Subaccount	Alger Mid Cap Growth Portfolio - Class I-2 Subaccount	Alger Small Cap Growth Portfolio - Class I-2 Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,630,407	$3,725,293	$2,899,085	$1,678,792	$518,732	$1,979,570	$4,797,196
Changes From Operations:
• Net investment income (loss)	(36,183)	(56,035)	(46,378)	(26,051)	2,251	(21,350)	29,699
• Net realized gain (loss) on investments	478,181	168,002	450,526	124,171	20,293	279,956	362,166
• Net change in unrealized appreciation or depreciation on investments	305,506	803,687	411,381	351,946	58,361	321,683	774,455
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	747,504	915,654	815,529	450,066	80,905	580,289	1,166,320
Changes From Unit Transactions:
• Net unit transactions	(633,646)	(465,943)	(263,111)	(266,221)	(64,406)	(97,761)	(703,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(633,646)	(465,943)	(263,111)	(266,221)	(64,406)	(97,761)	(703,028)
TOTAL INCREASE (DECREASE) IN NET ASSETS	113,858	449,711	552,418	183,845	16,499	482,528	463,292
NET ASSETS AT DECEMBER 31, 2019	2,744,265	4,175,004	3,451,503	1,862,637	535,231	2,462,098	5,260,488
Changes From Operations:
• Net investment income (loss)	(37,116)	(58,930)	(53,634)	(6,216)	(513)	(25,172)	22,244
• Net realized gain (loss) on investments	661,168	990,569	647,020	230,402	10,214	210,545	213,116
• Net change in unrealized appreciation or depreciation on investments	308,915	1,671,396	1,459,847	867,968	27,750	370,193	12,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	932,967	2,603,035	2,053,233	1,092,154	37,451	555,566	247,638
Changes From Unit Transactions:
• Net unit transactions	(705,911)	(368,982)	(186,609)	(265,053)	(238,012)	(688,984)	(206,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(705,911)	(368,982)	(186,609)	(265,053)	(238,012)	(688,984)	(206,028)
TOTAL INCREASE (DECREASE) IN NET ASSETS	227,056	2,234,053	1,866,624	827,101	(200,561)	(133,418)	41,610
NET ASSETS AT DECEMBER 31, 2020	$2,971,321	$6,409,057	$5,318,127	$2,689,738	$334,670	$2,328,680	$5,302,098

See accompanying notes.

	Fidelity® VIP Government Money Market Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Opportunities Portfolio - Initial Class Subaccount	Fidelity® VIP High Income Portfolio - Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Overseas Portfolio - Initial Class Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2019	$1,220,978	$836,549	$774,626	$1,288,431	$1,562,397	$1,153,087
Changes From Operations:
• Net investment income (loss)	7,895	(12,464)	27,870	19,328	3,956	7,732
• Net realized gain (loss) on investments	(1)	111,095	(19,302)	3,825	94,289	(5)
• Net change in unrealized appreciation or depreciation on investments	—	219,841	92,191	76,671	285,637	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,894	318,472	100,759	99,824	383,882	7,727
Changes From Unit Transactions:
• Net unit transactions	(165,818)	(44,816)	(120,477)	(31,704)	(270,470)	(58,783)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(165,818)	(44,816)	(120,477)	(31,704)	(270,470)	(58,783)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,924)	273,656	(19,718)	68,120	113,412	(51,056)
NET ASSETS AT DECEMBER 31, 2019	1,063,054	1,110,205	754,908	1,356,551	1,675,809	1,102,031
Changes From Operations:
• Net investment income (loss)	(10,571)	(19,349)	27,229	12,787	(14,334)	(12,958)
• Net realized gain (loss) on investments	—	96,666	(9,542)	8,696	35,192	—
• Net change in unrealized appreciation or depreciation on investments	—	675,802	(9,507)	90,185	194,530	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,571)	753,119	8,180	111,668	215,388	(12,958)
Changes From Unit Transactions:
• Net unit transactions	(34,594)	56,711	25,811	64,203	(138,598)	(76,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,594)	56,711	25,811	64,203	(138,598)	(76,764)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,165)	809,830	33,991	175,871	76,790	(89,722)
NET ASSETS AT DECEMBER 31, 2020	$1,017,889	$1,920,035	$788,899	$1,532,422	$1,752,599	$1,012,309

CG Variable Annuity Separate Account II

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Investors Trust Series - Initial Class Subaccount	MFS® VIT Research Series - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$1,304,016	$1,208,658	$1,020,013	$3,639,835	$1,820,095
Changes From Operations:
• Net investment income (loss)	(21,653)	(9,273)	(6,858)	33,966	70,967
• Net realized gain (loss) on investments	206,790	155,867	165,370	194,971	46,439
• Net change in unrealized appreciation or depreciation on investments	275,823	192,123	132,745	407,894	358,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	460,960	338,717	291,257	636,831	476,342
Changes From Unit Transactions:
• Net unit transactions	(126,873)	(248,200)	(237,892)	(521,577)	468,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(126,873)	(248,200)	(237,892)	(521,577)	468,409
TOTAL INCREASE (DECREASE) IN NET ASSETS	334,087	90,517	53,365	115,254	944,751
NET ASSETS AT DECEMBER 31, 2019	1,638,103	1,299,175	1,073,378	3,755,089	2,764,846
Changes From Operations:
• Net investment income (loss)	(23,792)	(9,530)	(6,947)	31,053	25,371
• Net realized gain (loss) on investments	190,240	49,875	70,620	148,720	146,838
• Net change in unrealized appreciation or depreciation on investments	289,457	113,771	77,868	87,736	(69,719)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	455,905	154,116	141,541	267,509	102,490
Changes From Unit Transactions:
• Net unit transactions	(136,338)	(24,450)	(123,195)	(260,407)	(323,121)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(136,338)	(24,450)	(123,195)	(260,407)	(323,121)
TOTAL INCREASE (DECREASE) IN NET ASSETS	319,567	129,666	18,346	7,102	(220,631)
NET ASSETS AT DECEMBER 31, 2020	$1,957,670	$1,428,841	$1,091,724	$3,762,191	$2,544,215

See accompanying notes.

	MFS® VIT II Income Portfolio - Initial Class Subaccount	Neuberger Berman AMT Large Cap Value Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Short Duration Bond Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$207,253	$2,683,283	$367,026	$637,409	$—
Changes From Operations:
• Net investment income (loss)	3,974	43,111	(5,746)	1,138	(14,297)
• Net realized gain (loss) on investments	(1,230)	330,592	37,709	(16,030)	150,819
• Net change in unrealized appreciation or depreciation on investments	16,283	(63,295)	78,585	28,836	90,463
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,027	310,408	110,548	13,944	226,985
Changes From Unit Transactions:
• Net unit transactions	(33,069)	(2,993,691)	(43,795)	(109,426)	2,679,696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(33,069)	(2,993,691)	(43,795)	(109,426)	2,679,696
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,042)	(2,683,283)	66,753	(95,482)	2,906,681
NET ASSETS AT DECEMBER 31, 2019	193,211	—	433,779	541,927	2,906,681
Changes From Operations:
• Net investment income (loss)	4,900	—	(6,049)	5,256	(20,066)
• Net realized gain (loss) on investments	54	—	38,056	(2,281)	114,867
• Net change in unrealized appreciation or depreciation on investments	10,584	—	122,028	7,903	355,944
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,538	—	154,035	10,878	450,745
Changes From Unit Transactions:
• Net unit transactions	10,797	—	(41,245)	(9,470)	(360,405)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,797	—	(41,245)	(9,470)	(360,405)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,335	—	112,790	1,408	90,340
NET ASSETS AT DECEMBER 31, 2020	$219,546	$—	$546,569	$543,335	$2,997,021

CG Variable Annuity Separate Account II

Notes to financial statements

December 31, 2020

1. Accounting Policies and Variable Account Information

The Variable Account: CG Variable Annuity Separate Account II (the Variable Account) is a segregated investment account of Connecticut General Life Insurance Company (CG Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CG Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Variable Account are owned by CG Life, but are not available to meet the general obligations of CG Life. The Variable Account only offers one product (Flexible Payment Deferred) at multiple fee rates.

Effective January 1, 1998, CG Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although CG Life is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-two available mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:

Alger Capital Appreciation Portfolio - Class I-2

Alger Large Cap Growth Portfolio - Class I-2

Alger Mid Cap Growth Portfolio - Class I-2

Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class

Fidelity® VIP Growth Opportunities Portfolio -
Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market
Fund - Institutional Shares

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Investors Trust Series - Initial Class

MFS® VIT Research Series - Initial Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth
Portfolio - I Class

Neuberger Berman AMT Short Duration Bond Portfolio - I Class

Neuberger Berman AMT Sustainable Equity
Portfolio - I Class

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

1. Accounting Policies and Account Information (continued)

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CG Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.

Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

Investment Fund Changes: During 2019, the Neuberger Berman AMT Sustainable Equity Portfolio - I Class fund became available as an investment option for account contract owners. Accordingly, for the subaccounts that commenced operations during 2019, the 2019 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019.

During 2019, the Neuberger Berman AMT Large Cap Value Portfolio - I Class fund ceased to be available as an investment option to Variable Account contract owners.

During 2020, the following fund changed its name:

Previous Fund Name	New Fund Name
MFS® VIT II Strategic Income Portfolio - Initial Class	MFS® VIT II Income Portfolio - Initial Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in , among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to CG Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the one contract type within the Variable Account:

•  Flexible Payment Deferred at a daily rate of .0035616% to .0038356% (1.30% to 1.40% on an annual basis)

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable sub-accounts of $10,650 and $12,558 were deducted and paid to CG Life for the years ended December 31, 2020 and 2019, respectively.

For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participants could have, for an additional charge (optional death benefit fee), selected an optional death benefit. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. Optional death benefit fees for the variable sub-accounts of $13,347 and $12,587 were deducted and paid to CG Life for the years ended December 31, 2020 and 2019, respectively.

Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees were deducted for the years ended December 31, 2020 and 2019.

No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. There were no withdrawal charges for 2020 or 2019.

Withdrawal, account and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year in the five years ended December 31, 2020, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Alger Capital Appreciation Portfolio - Class I-2
	2020		1.30%	1.40%	$112.53	$190.21	20,039	$2,971,321	39.78%	39.92%	0.00%
	2019		1.30%	1.40%	80.51	135.94	26,135	2,744,265	31.73%	31.86%	0.00%
	2018		1.30%	1.40%	61.12	103.10	32,269	2,630,407	-1.49%	-1.39%	0.08%
	2017		1.30%	1.40%	62.04	104.55	34,969	2,907,869	29.26%	29.39%	0.17%
	2016		1.30%	1.40%	48.00	80.80	36,135	2,314,433	-0.89%	-0.79%	0.17%
Alger Large Cap Growth Portfolio - Class I-2
	2020		1.30%	1.40%	67.73	106.72	74,789	6,409,057	64.71%	64.87%	0.18%
	2019		1.30%	1.40%	41.12	64.73	80,682	4,175,004	25.66%	25.79%	0.00%
	2018		1.30%	1.40%	32.72	51.46	90,291	3,725,293	0.79%	0.89%	0.00%
	2017		1.30%	1.40%	32.47	51.01	98,309	4,020,380	26.68%	26.81%	0.00%
	2016		1.30%	1.40%	25.63	40.23	105,769	3,432,227	-2.21%	-2.11%	0.00%
Alger Mid Cap Growth Portfolio - Class I-2
	2020		1.30%	1.40%	79.88	120.74	58,474	5,318,127	62.34%	62.50%	0.00%
	2019		1.30%	1.40%	49.20	74.30	61,408	3,451,503	28.45%	28.57%	0.00%
	2018		1.30%	1.40%	38.31	57.79	66,212	2,899,085	-8.73%	-8.64%	0.00%
	2017		1.30%	1.40%	41.97	63.25	70,620	3,399,124	27.99%	28.12%	0.00%
	2016		1.30%	1.40%	32.79	49.37	76,630	2,916,312	-0.43%	-0.33%	0.00%

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Alger Small Cap Growth Portfolio - Class I-2
	2020		1.30%	1.40%	$52.86	$77.81	40,884	$2,689,738	64.83%	64.99%	1.06%
	2019		1.30%	1.40%	32.07	47.16	47,160	1,862,637	27.54%	27.67%	0.00%
	2018		1.30%	1.40%	25.15	36.94	53,752	1,678,792	0.03%	0.13%	0.00%
	2017		1.30%	1.40%	25.14	36.90	63,182	1,947,890	26.94%	27.07%	0.00%
	2016		1.30%	1.40%	19.80	29.04	70,973	1,735,838	4.76%	4.87%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2020		1.30%	1.40%	34.28	41.50	8,873	334,670	13.27%	13.39%	1.21%
	2019		1.30%	1.40%	30.26	36.60	15,437	535,231	16.61%	16.72%	1.76%
	2018		1.30%	1.40%	25.95	31.35	17,426	518,732	-6.67%	-6.57%	1.70%
	2017		1.30%	1.40%	27.81	33.56	18,227	579,197	12.52%	12.63%	1.83%
	2016		1.30%	1.40%	24.71	29.80	20,415	578,831	1.64%	1.74%	1.26%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2020		1.40%	1.40%	73.88	73.88	31,519	2,328,680	28.75%	28.75%	0.25%
	2019		1.40%	1.40%	57.38	57.38	42,907	2,462,098	29.75%	29.75%	0.46%
	2018		1.40%	1.40%	44.23	44.23	44,760	1,979,570	-7.68%	-7.68%	0.71%
	2017		1.40%	1.40%	47.90	47.90	55,637	2,665,249	20.18%	20.18%	0.99%
	2016		1.40%	1.40%	39.86	39.86	62,142	2,476,955	6.50%	6.50%	0.71%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2020		1.30%	1.40%	35.17	55.34	124,406	5,302,098	5.21%	5.32%	1.83%
	2019		1.30%	1.40%	33.43	52.55	129,941	5,260,488	25.67%	25.80%	1.94%
	2018		1.30%	1.40%	26.60	41.77	149,249	4,797,196	-9.57%	-9.48%	2.22%
	2017		1.30%	1.40%	29.41	46.15	181,776	6,292,660	11.33%	11.44%	1.69%
	2016		1.30%	1.40%	26.42	41.41	203,026	6,331,809	16.38%	16.49%	2.01%
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2020		1.30%	1.40%	12.24	13.07	79,563	1,017,889	-1.07%	-0.98%	0.33%
	2019		1.30%	1.40%	12.37	13.20	82,291	1,063,054	0.60%	0.70%	2.00%
	2018		1.30%	1.40%	12.30	13.11	94,913	1,220,978	0.24%	0.34%	1.64%
	2017		1.30%	1.40%	12.27	13.06	97,003	1,246,645	-0.70%	-0.60%	0.66%
	2016		1.30%	1.40%	12.35	13.14	132,852	1,725,356	-1.19%	-1.09%	0.19%
Fidelity® VIP Growth Opportunities Portfolio - Initial Class
	2020		1.40%	1.40%	68.42	68.42	28,064	1,920,035	66.32%	66.32%	0.01%
	2019		1.40%	1.40%	41.14	41.14	26,989	1,110,205	38.88%	38.88%	0.15%
	2018		1.40%	1.40%	29.62	29.62	28,243	836,549	10.90%	10.90%	0.12%
	2017		1.40%	1.40%	26.71	26.71	30,619	817,810	32.64%	32.64%	0.30%
	2016		1.40%	1.40%	20.14	20.14	42,024	846,198	-1.06%	-1.06%	0.28%
Fidelity® VIP High Income Portfolio - Initial Class
	2020		1.30%	1.40%	20.23	23.58	37,470	788,899	1.32%	1.42%	5.01%
	2019		1.30%	1.40%	19.96	23.25	36,231	754,908	13.51%	13.62%	4.89%
	2018		1.30%	1.40%	17.59	20.46	42,157	774,626	-4.63%	-4.53%	5.58%
	2017		1.30%	1.40%	18.44	21.44	43,869	843,442	5.45%	5.55%	5.28%
	2016		1.30%	1.40%	17.49	20.31	47,643	865,819	13.00%	13.13%	4.81%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2020		1.30%	1.40%	24.81	27.71	58,348	1,532,422	7.87%	7.98%	2.22%
	2019		1.30%	1.40%	23.00	25.67	55,333	1,356,551	8.14%	8.25%	2.85%
	2018		1.30%	1.40%	21.27	23.71	56,631	1,288,431	-1.91%	-1.82%	2.35%
	2017		1.30%	1.40%	21.68	24.15	65,557	1,511,856	2.77%	2.87%	2.42%
	2016		1.30%	1.40%	21.10	23.47	74,602	1,672,094	3.29%	3.39%	2.04%
Fidelity® VIP Overseas Portfolio - Initial Class
	2020		1.30%	1.40%	24.70	29.59	65,954	1,752,599	14.01%	14.12%	0.44%
	2019		1.30%	1.40%	21.67	25.93	71,790	1,675,809	25.99%	26.12%	1.59%
	2018		1.30%	1.40%	17.20	20.56	83,885	1,562,397	-15.99%	-15.91%	1.54%
	2017		1.30%	1.40%	20.47	24.45	94,773	2,082,213	28.47%	28.60%	1.42%
	2016		1.30%	1.40%	15.94	19.01	102,019	1,746,589	-6.38%	-6.29%	1.19%

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2020		1.30%	1.40%	$9.90	$9.94	102,272	$1,012,309	-0.97%	-0.87%	0.37%
	2019		1.30%	1.40%	9.99	10.03	110,249	1,102,031	0.70%	0.80%	2.10%
	2018		1.30%	1.40%	9.93	9.95	116,173	1,153,087	0.32%	0.41%	1.73%
	2017		1.30%	1.40%	9.89	9.89	108,233	1,070,809	-0.64%	-0.64%	0.75%
	2016	9/7/16	1.40%	1.40%	9.96	9.96	115,122	1,146,301	-0.34%	-0.34%	0.10%
MFS® VIT Growth Series - Initial Class
	2020		1.40%	1.40%	67.87	67.87	28,846	1,957,670	30.02%	30.02%	0.00%
	2019		1.40%	1.40%	52.20	52.20	31,384	1,638,103	36.23%	36.23%	0.00%
	2018		1.40%	1.40%	38.31	38.31	34,035	1,304,016	1.24%	1.24%	0.09%
	2017		1.40%	1.40%	37.84	37.84	35,571	1,346,187	29.58%	29.58%	0.10%
	2016		1.40%	1.40%	29.21	29.21	37,568	1,097,195	1.02%	1.02%	0.04%
MFS® VIT Investors Trust Series - Initial Class
	2020		1.40%	1.40%	39.91	39.91	35,804	1,428,841	12.29%	12.29%	0.64%
	2019		1.40%	1.40%	35.54	35.54	36,555	1,299,175	29.75%	29.75%	0.70%
	2018		1.40%	1.40%	27.39	27.39	44,125	1,208,658	-6.80%	-6.80%	0.63%
	2017		1.40%	1.40%	29.39	29.39	47,859	1,406,601	21.63%	21.63%	0.71%
	2016		1.40%	1.40%	24.16	24.16	59,275	1,432,289	7.08%	7.08%	0.76%
MFS® VIT Research Series - Initial Class
	2020		1.40%	1.40%	43.31	43.31	25,210	1,091,724	14.97%	14.97%	0.72%
	2019		1.40%	1.40%	37.67	37.67	28,497	1,073,378	31.10%	31.10%	0.76%
	2018		1.40%	1.40%	28.73	28.73	35,502	1,020,013	-5.70%	-5.70%	0.68%
	2017		1.40%	1.40%	30.47	30.47	41,895	1,276,420	21.65%	21.65%	1.36%
	2016		1.40%	1.40%	25.04	25.04	46,875	1,173,938	7.22%	7.22%	0.74%
MFS® VIT Total Return Series - Initial Class
	2020		1.30%	1.40%	35.88	49.17	93,154	3,762,191	8.29%	8.39%	2.26%
	2019		1.30%	1.40%	33.14	45.36	101,594	3,755,089	18.71%	18.83%	2.29%
	2018		1.30%	1.40%	27.91	38.17	115,462	3,639,835	-6.92%	-6.83%	2.17%
	2017		1.30%	1.40%	29.99	40.97	125,278	4,228,552	10.74%	10.85%	2.36%
	2016		1.30%	1.40%	27.08	36.96	134,607	4,085,919	7.58%	7.69%	2.62%
MFS® VIT Utilities Series - Initial Class
	2020		1.30%	1.40%	66.66	98.01	32,323	2,544,215	4.43%	4.53%	2.41%
	2019		1.30%	1.40%	63.83	93.76	37,189	2,764,846	23.33%	23.45%	4.22%
	2018		1.30%	1.40%	51.76	75.94	32,311	1,820,095	-0.35%	-0.25%	1.10%
	2017		1.30%	1.40%	51.94	76.13	32,875	1,865,606	13.24%	13.35%	4.30%
	2016		1.30%	1.40%	45.87	67.17	37,738	1,923,185	9.92%	10.03%	3.42%
MFS® VIT II Income Portfolio - Initial Class
	2020		1.30%	1.40%	24.47	25.33	8,676	219,546	7.83%	7.94%	3.75%
	2019		1.30%	1.40%	22.70	23.47	8,241	193,211	10.05%	10.16%	3.34%
	2018		1.30%	1.40%	20.62	21.31	9,736	207,253	-3.35%	-3.25%	3.99%
	2017		1.30%	1.40%	21.34	22.02	9,977	219,523	4.75%	4.87%	5.21%
	2016		1.30%	1.40%	20.37	21.00	12,253	257,163	6.74%	6.84%	2.72%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.97%
	2018		1.30%	1.40%	27.36	47.61	83,649	2,683,283	-2.42%	-2.32%	1.18%
	2017		1.30%	1.40%	28.04	48.74	94,043	3,087,826	11.79%	11.90%	0.58%
	2016		1.30%	1.40%	25.08	43.56	109,199	3,194,598	25.60%	25.72%	0.71%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2020		1.30%	1.40%	41.42	46.05	12,727	546,569	38.04%	38.17%	0.00%
	2019		1.30%	1.40%	30.01	33.32	13,866	433,779	30.90%	31.03%	0.00%
	2018		1.30%	1.40%	22.93	25.43	15,296	367,026	-7.71%	-7.61%	0.00%
	2017		1.30%	1.40%	24.84	27.53	15,313	397,942	23.55%	23.67%	0.00%
	2016		1.30%	1.40%	20.11	22.26	16,469	346,152	2.94%	3.05%	0.00%
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
	2020		1.30%	1.40%	13.52	15.27	37,996	543,335	2.02%	2.12%	2.36%
	2019		1.30%	1.40%	13.25	14.96	38,631	541,927	2.25%	2.35%	1.55%
	2018		1.30%	1.40%	12.96	14.61	46,058	637,409	-0.38%	-0.28%	1.70%
	2017		1.30%	1.40%	13.01	14.66	43,086	596,307	-0.51%	-0.41%	1.46%
	2016		1.30%	1.40%	13.07	14.72	44,284	616,031	-0.19%	-0.09%	1.09%

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2020		1.30%	1.40%	$39.05	$68.10	65,069	$2,997,021	17.90%	18.02%	0.60%
	2019	4/30/19	1.30%	1.40%	33.12	57.70	74,804	2,906,681	8.38%	8.45%	0.41%
PIMCO VIT Money Market Portfolio - Institutional Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2020:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$428,534	$792,259
Alger Large Cap Growth Portfolio - Class I-2	830,774	438,849
Alger Mid Cap Growth Portfolio - Class I-2	636,131	301,598
Alger Small Cap Growth Portfolio - Class I-2	232,691	353,169
Fidelity® VIP Asset Manager Portfolio - Initial Class	11,963	245,356
Fidelity® VIP Contrafund® Portfolio - Initial Class	17,930	719,540
Fidelity® VIP Equity-Income Portfolio - Initial Class	362,317	329,932
Fidelity® VIP Government Money Market Portfolio - Initial Class	166,472	211,637
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	150,134	34,504
Fidelity® VIP High Income Portfolio - Initial Class	95,070	42,030
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	180,640	103,134
Fidelity® VIP Overseas Portfolio - Initial Class	40,762	186,538
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	782,725	872,447
MFS® VIT Growth Series - Initial Class	109,791	160,057
MFS® VIT Investors Trust Series - Initial Class	46,109	41,940
MFS® VIT Research Series - Initial Class	48,077	137,507

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
MFS® VIT Total Return Series - Initial Class	$219,495	$357,227
MFS® VIT Utilities Series - Initial Class	125,785	363,361
MFS® VIT II Income Portfolio - Initial Class	21,040	5,343
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	48,487	73,445
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	24,042	28,256
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	126,368	397,612

5. Investments

The following is a summary of investments owned at December 31, 2020:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	29,728	$99.95	$2,971,321	$1,938,103
Alger Large Cap Growth Portfolio - Class I-2	68,612	93.41	6,409,057	3,783,789
Alger Mid Cap Growth Portfolio - Class I-2	159,992	33.24	5,318,127	3,345,980
Alger Small Cap Growth Portfolio - Class I-2	60,066	44.78	2,689,738	1,669,260
Fidelity® VIP Asset Manager Portfolio - Initial Class	19,640	17.04	334,670	288,849
Fidelity® VIP Contrafund® Portfolio - Initial Class	48,343	48.17	2,328,680	1,377,192
Fidelity® VIP Equity-Income Portfolio - Initial Class	221,845	23.90	5,302,098	4,776,897
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,017,889	1.00	1,017,889	1,017,889
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	24,762	77.54	1,920,035	695,401
Fidelity® VIP High Income Portfolio - Initial Class	148,569	5.31	788,899	905,601
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	108,760	14.09	1,532,422	1,396,267
Fidelity® VIP Overseas Portfolio - Initial Class	66,086	26.52	1,752,599	1,290,037
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1,012,309	1.00	1,012,309	1,012,309
MFS® VIT Growth Series - Initial Class	26,523	73.81	1,957,670	864,437
MFS® VIT Investors Trust Series - Initial Class	39,071	36.57	1,428,841	891,314
MFS® VIT Research Series - Initial Class	33,213	32.87	1,091,724	757,962
MFS® VIT Total Return Series - Initial Class	144,588	26.02	3,762,191	2,887,059
MFS® VIT Utilities Series - Initial Class	72,013	35.33	2,544,215	1,973,802
MFS® VIT II Income Portfolio - Initial Class	20,889	10.51	219,546	209,366
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	13,733	39.80	546,569	345,375
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	50,874	10.68	543,335	567,584
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	97,655	30.69	2,997,021	2,550,614

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	350	(6,446)	(6,096)
Alger Large Cap Growth Portfolio - Class I-2	34	(5,927)	(5,893)
Alger Mid Cap Growth Portfolio - Class I-2	1,035	(3,969)	(2,934)
Alger Small Cap Growth Portfolio - Class I-2	1,250	(7,526)	(6,276)
Fidelity® VIP Asset Manager Portfolio - Initial Class	63	(6,627)	(6,564)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1	(11,389)	(11,388)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,648	(7,183)	(5,535)
Fidelity® VIP Government Money Market Portfolio - Initial Class	12,582	(15,310)	(2,728)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,394	(319)	1,075
Fidelity® VIP High Income Portfolio - Initial Class	2,887	(1,648)	1,239
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6,253	(3,238)	3,015
Fidelity® VIP Overseas Portfolio - Initial Class	1,133	(6,969)	(5,836)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	78,470	(86,447)	(7,977)
MFS® VIT Growth Series - Initial Class	—	(2,538)	(2,538)
MFS® VIT Investors Trust Series - Initial Class	3	(754)	(751)
MFS® VIT Research Series - Initial Class	2	(3,289)	(3,287)

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT Total Return Series - Initial Class	1,239	(9,679)	(8,440)
MFS® VIT Utilities Series - Initial Class	169	(5,035)	(4,866)
MFS® VIT II Income Portfolio - Initial Class	554	(119)	435
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	763	(1,902)	(1,139)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	819	(1,454)	(635)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	52	(9,787)	(9,735)

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	3	(6,137)	(6,134)
Alger Large Cap Growth Portfolio - Class I-2	5	(9,614)	(9,609)
Alger Mid Cap Growth Portfolio - Class I-2	644	(5,448)	(4,804)
Alger Small Cap Growth Portfolio - Class I-2	9	(6,601)	(6,592)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(1,989)	(1,989)
Fidelity® VIP Contrafund® Portfolio - Initial Class	578	(2,431)	(1,853)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,421	(20,729)	(19,308)
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,179	(13,801)	(12,622)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	229	(1,483)	(1,254)
Fidelity® VIP High Income Portfolio - Initial Class	54	(5,980)	(5,926)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6,124	(7,422)	(1,298)
Fidelity® VIP Overseas Portfolio - Initial Class	1,396	(13,491)	(12,095)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	79,967	(85,891)	(5,924)
MFS® VIT Growth Series - Initial Class	2	(2,653)	(2,651)
MFS® VIT Investors Trust Series - Initial Class	—	(7,570)	(7,570)
MFS® VIT Research Series - Initial Class	2	(7,007)	(7,005)
MFS® VIT Total Return Series - Initial Class	170	(14,038)	(13,868)
MFS® VIT Utilities Series - Initial Class	7,116	(2,238)	4,878
MFS® VIT II Income Portfolio - Initial Class	239	(1,734)	(1,495)
Neuberger Berman AMT Large Cap Value Portfolio - I Class	14	(83,663)	(83,649)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	3	(1,433)	(1,430)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	6,731	(14,158)	(7,427)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	79,802	(4,998)	74,804

7. Subsequent Events

Management evaluated subsequent events through April 27, 2021, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Connecticut General Life Insurance Company
and

Contract Owners of CG Variable Annuity Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CG Variable Annuity Separate Account II ("Variable Account"), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania
April 27, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Growth Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Investors Trust Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Research Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Large Cap Value Portfolio - I Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from April 30, 2019 (commencement of operations) through December 31, 2019